Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

The Company has evaluated events subsequent to the balance sheet date of June 30, 2025 through November 17, 2025, the date on which the consolidated financial statements were issued, and concluded that there are no other material reportable subsequent events except disclosed below that would have required adjustment or disclosure in the financial statements.

On July 8, 2025, the Company closed a private placement (the “Private Placement”) pursuant to certain subscription agreements dated July 8, 2025 with 10 investors (the “Subscribers”). The Company issued and sold an aggregate of 50,000,000 Class A ordinary shares and 10,000,000 Class B ordinary shares, to the Subscribers at a price of $0.50 per share and $0.55 per share, respectively, with total gross proceeds of $30.5 million.

In August 2025, Pop Culture Group exchanged its prepayment for purchase 10% equity interest in China Alia for shares of Smart Digital Group Limited (“SDM”). On August 21, 2025, the delivery of 877,193 SDM shares was completed.

In August 2025, a third party were going to invest into Heliheng to make Heliheng being a controlled company of the third party. In this case, Heliheng is not a controlled subsidiary of the Company and is not consolidated.

On September 10, 2025, the Company completed of a strategic investment totaling approximately $33,000,000 in Bitcoin (BTC), representing 300 BTC.

The Company held an extraordinary general meeting on August 25, 2025, where a proposal to change the dual foreign name of the Company to 华流文化集团有限公司 (the “Change of Name”) was approved. On September 8, 2025, the Cayman Islands Registrar of Companies issued a Certificate of Incorporation on Change of Name in accordance with the requirements of Companies Act (Revised) of the Cayman Islands to reflect the Change of Name.

On September 18, 2025, the Company approved a strategic investment in the crypto asset XPOP. The investment will be made through the issuance of 47,000,000 Class A ordinary shares in exchange for 47,000,000 XPOP tokens.

Pop Culture Group Co., Ltd 2025 Equity Incentive Plan (the “Plan”) became effective on September 17, 2025.

On September 25, 2025, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain institutional accredited investors named therein (the “Investors”), pursuant to which the Company agreed to sell and issue 5,000,000 Class A ordinary shares of a par value of US$0.01 each (the “Class A Ordinary Shares”) to the Investors at a purchase price of US$1.20 per share, in a registered direct offering of $6 million of its securities (the “Offering”).

On October 9, 2025, Xiamen Pupu Culture Co., Ltd., Guangzhou Shuzhi Culture Communication Co., Ltd., and Heliheng Culture Co., Ltd., as transferors, entered into a Non-Performing Accounts Receivable Asset Disposal Agreement with Nan’an Zhiying Microfinance Co., Ltd., the transferee. It was agreed that the three transferors would sell their non-performing accounts receivable assets with a book original value of RMB 56,804,061.37 as of June 30, 2025, to the transferee at a price of RMB 35 million. As of October 15, 2025, the proceeds had been received.

Guangzhou Shuzhi, a subsidiary of the Company, obtained a short-term bank loan of RMB 4.5 million from Industrial and Commercial Bank of China, with a loan term from August 19, 2025 to August 18, 2026. The loan is unsecured with an annual interest rate of 3%.